Unaudited Condensed Consolidated Interim Statement of Cash Flows - GBP (£) £ in Thousands		3 Months Ended
		Apr. 30, 2019	Apr. 30, 2018	[2]
Cash flows from operating activities
Loss before income tax		£ (4,867)	£ (6,788)	[1]
Adjusted for:
Finance income		(2)	(1)
Finance costs		61	200
Foreign exchange gain		(154)	(457)
Depreciation		143	160
Amortization of intangible fixed assets		207	208
Loss on disposal of assets		10	0
Research and development expenditure credit		0	(65)
Share-based payment		128	545
Adjusted loss from operations before changes in working capital		(4,474)	(6,198)
Decrease / (increase) in trade and other receivables		4,047	(1,426)
Decrease in deferred revenue		(1,054)	(2,339)
(Decrease) / increase in trade and other payables		(2,021)	3,007
Cash used in operations		(3,502)	(6,956)
Taxation received		4,897	0
Net cash generated from / (used in) operating activities		1,395	(6,956)
Investing activities
Purchase of property, plant and equipment		(4)	(25)
Purchase of intangible assets		0	(5)
Interest received		2	1
Net cash used in investing activities		(2)	(29)
Financing activities
Proceeds from issue of share capital		0	15,000
Transaction costs on share capital issued		0	(858)
Proceeds from exercise of share options		1	99
Repayment of lease liabilities		(89)	(84)
Net cash (used in) / generated from financing activities		(88)	14,157
Increase in cash and cash equivalents		1,305	7,172
Effect of exchange rates in cash and cash equivalents		152	411
Cash and cash equivalents at beginning of the period	[3]	26,858	20,102
Cash and cash equivalents at end of the period		£ 28,315	£ 27,685

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’